SHAREHOLDER RIGHTS PLAN	12 Months Ended
Dec. 31, 2023
SHAREHOLDER RIGHTS PLAN
SHAREHOLDER RIGHTS PLAN

17. SHAREHOLDER RIGHTS PLAN

On January 8, 2009, the Company adopted a shareholder rights plan. The shareholder rights plan is designed to protect the best interests of the Company and its shareholders by discouraging third-parties from seeking to obtain control of the Company in a tender offer or similar hostile transaction. The shareholder rights plan was amended on March 9, 2009, June 8, 2017, and June 16, 2017.

Pursuant to the terms of the shareholder rights plan, as amended, one right was distributed with respect to each ordinary share of the Company outstanding at the close of business on January 22, 2009. The rights will become exercisable only if a person or group (the “Acquiring Person”) obtains ownership of 15% or more of the Company’s voting securities (including by acquisition of the Company’s ADSs representing ordinary shares) (a “Triggering Event”), subject to certain exceptions. In the case of a Triggering Event, the rights plan entitles shareholders other than the Acquiring Person to purchase, for an exercise price of US$19.50, a number of shares with a value twice that of the exercise price. The number of shares each such shareholder will be entitled to purchase is equal to the product of (i) the number of shares then owned by such shareholder and (ii) two times the exercise price divided by the then current market price per share. The rights plan expired on January 8, 2019. The plan has not been exercisable as of the expiration date and has not been extended.

On May 6, 2019, an extraordinary general meeting was held to adjust the authorized share capital and to adopt a dual-class share structure, consisting of Class A ordinary shares and Class B ordinary shares. Each Class A ordinary share is entitled to one vote per share on all matters subject to vote at general meetings of the Group. Each Class B ordinary share is entitled to fifty (50) votes per share on all matters subject to vote at general meetings of the Group. Class A ordinary shares and Class B ordinary shares were split from the ordinary shares issued at the time of change. No new shares were issued.

As a special resolution in the annual general meeting of shareholders and the class meeting of holders of the Class B ordinary shares held on December 22, 2021, the Company’s Second Amended and Restated Memorandum and Articles of Association was amended so that each Class B ordinary share of the Company shall entitle the holder thereof to one hundred (100) votes per share on all matters subject to vote at general meetings of the Company.

Only Mr. Jun Zhu and Incsight Limited (“Incsight”) hold Class B ordinary shares. As of December 31, 2023, there were 1,405,226,227 ordinary shares issued or outstanding, being the sum of 1,391,618,893 Class A ordinary shares and 13,607,334 Class B ordinary shares.